Segment Information (Details) - Schedule of operating segments information - Segment Information [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Total Revenue	$ 74,525,434	$ 46,200,949	$ 51,149,326
Total Cost of revenue	48,311,398	30,101,072	31,771,326
Total Gross profit	26,214,036	16,099,877	19,378,000
Total Sales and marketing expenses	10,279,274	7,514,211	4,101,960
Total General and administrative expenses	6,869,419	1,114,984	1,554,523
Total Current assets	65,766,598	28,700,552
Total Non-current assets	8,588,200	12,248,639
Installation and Maintenance [Member]
Segment Reporting Information [Line Items]
Total Revenue	51,546,235	32,220,898	40,460,351
Total Cost of revenue	32,209,179	19,484,927	23,702,317
Total Gross profit	19,337,056	12,735,971	16,758,034
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Housekeeping [Member]
Segment Reporting Information [Line Items]
Total Revenue	16,792,722	11,704,899	10,505,072
Total Cost of revenue	13,435,869	8,901,973	8,069,009
Total Gross profit	3,356,853	2,802,926	2,436,063
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Senior Care Services [Member]
Segment Reporting Information [Line Items]
Total Revenue	6,038,814	2,060,833
Total Cost of revenue	2,666,350	1,714,172
Total Gross profit	3,372,464	346,661
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets	4,966,998	6,304,720
Sublease [Member]
Segment Reporting Information [Line Items]
Total Revenue	147,663	214,319	183,903
Total Cost of revenue
Total Gross profit	147,663	214,319	183,903
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets		1,885,890
Unallocated [Member]
Segment Reporting Information [Line Items]
Total Sales and marketing expenses	10,279,274	7,514,211	4,101,960
Total General and administrative expenses	6,869,419	1,114,984	$ 1,554,523
Unallocated current assets [Member]
Segment Reporting Information [Line Items]
Total Current assets	65,766,598	28,700,552
Unallocated non-current assets [Member]
Segment Reporting Information [Line Items]
Total Non-current assets	$ 3,621,202	$ 4,058,029